Rule 497(e)
                                                                File No. 2-89550

                          FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company
                            Effective August 20, 2001

On page 6 of the prospectus under the heading "Eligible Fund Annual Expenses," please delete the disclosure provided regarding the American Century Equity Income Fund and replace with the following:

                                                                                   Total
Eligible Fund                                   Management        Other        Eligible Fund
                                                   Fees         Expenses1         expenses
AIM Blue Chip Fund                                 0.63%          0.56%            1.19%
American Century Equity Income Fund                1.00%          0.00%            1.00%
Franklin Small Cap Growth Fund I                   0.45%          0.40%            0.85%
Janus Fund                                         0.65%          0.20%            0.85%
Janus Twenty Fund                                  0.65%          0.21%            0.86%
Janus Worldwide Fund                               0.65%          0.23%            0.88%

1 For the AIM Blue Chip Fund, "Other Expenses" includes a 12b-1 distribution fee of 0.25%, which may cause fees for long term shareholders to exceed the economic equivalent of the maximum permitted initial sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
For the American Century Equity Income Fund Investor Class, Other Expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year. For the Janus Twenty Fund, Janus Worldwide Fund and Janus Fund, expenses are based on expenses for fiscal year ended October 31, 2000 and the Management Fee information has been restated to reflect a new fee schedule effective January 31, 2000. For the Janus Aspen Series Worldwide Growth Portfolio, expenses are based on expenses for the fiscal year ended December 31, 2000, re-stated to reflect a contractual reduction in the management fee


On page 7, under the heading "Examples," please delete the disclosure provided regarding the AIM Blue Chip Fund, American Century Equity Income Fund (Investors Class), Franklin Small Cap Growth Fund I, Janus Fund, Janus Twenty Fund and Janus Worldwide Fund and replace with the following:

If you make a total withdrawal at the end of the applicable time period, you would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
AIM Blue Chip Fund                          $85.51            $142.35           $207.70          $355.19
American Century Equity Income Fund         $83.56            $136.20           $196.93          $330.76
Franklin Small Cap Growth Fund              $82.02            $131.33           $188.35          $311.15
Janus Fund                                  $82.02            $131.33           $188.35          $311.15
Janus Twenty Fund                           $82.13            $131.65           $188.92          $312.46
Janus Worldwide Fund                        $82.33            $132.30           $190.07          $315.09

On page 8, under the heading "Examples," please delete the disclosure provided regarding the AIM Blue Chip Fund, American Century Equity Income Fund (Investors Class), Franklin Small Cap Growth Fund I, Janus Fund Janus Twenty Fund and Janus Worldwide Fund and replace with the following:

If you continue your interest under the Group contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
AIM Blue Chip Fund                          $25.51            $82.35            $147.70          $355.19
American Century Equity Income Fund         $23.56            $76.20            $136.93          $330.76
Franklin Small Cap Growth Fund              $22.02            $71.33            $128.35          $311.15
Janus Fund                                  $22.02            $71.33            $128.35          $311.15
Janus Twenty Fund                           $22.13            $71.65            $128.92          $312.46
Janus Worldwide Fund                        $22.33            $72.30            $130.07          $315.09